Note 20 - Deferred Income Tax (Details Textual) $ in Millions	Dec. 31, 2019 USD ($)
Statement Line Items [Line Items]
Recognized tax losses expiring within one year, percentage	0.20%
Recognized tax losses expiring in two to five years, percentage	2.50%
Recognized tax losses expiring in more than five years, percentage	97.30%
Unused tax losses for which no deferred tax asset recognised	$ 121.2
Unused tax losses for which no deferred tax asset recognised, percent expiring in less than one year	2.80%
Unused tax losses for which no deferred tax asset recognised, percent expiring between two and five years	20.20%
Unused tax losses for which no deferred tax asset recognised, percent expiring in more than five years	77.00%
UNITED STATES
Statement Line Items [Line Items]
Deferred tax assets related to taxable losses of subsidiaries	$ 338.0